Description of Organization and Business Operations	12 Months Ended
Dec. 31, 2021
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
NOTE 1 — DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
GreenLight Biosciences Holdings, PBC (formerly known as Environmental Impact Acquisition Corp.) (the “Company”) was incorporated in Delaware on July 2, 2020. The Company was formed for the purpose of effecting a merger, capital stock exchange, asset acquisition, stock purchase, reorganization or similar business combination with one or more businesses. The Company is not limited to a particular industry or sector for purposes of consummating a business combination. The Company was an early stage and emerging growth company and, as such, the Company is subject to all of the risks associated with early stage and emerging growth companies.
The Company has one wholly-owned subsidiary, Honey Bee Merger Sub, Inc., which was incorporated in the State of Delaware on August 6, 2021 (“Merger Sub”).
As of December 31, 2021, the Company had not commenced any operations. All activity for the period from July 2, 2020 (inception) through December 31, 2021, relates to the Company’s formation and the initial public offering (“Initial Public Offering”), which is described below identifying a target company for a business combination and activities in connection with the acquisition of GreenLight Biosciences, Inc., a Delaware corporation (“GreenLight”) (see Note 6). The Company generated non-operating
income in the form of interest income from the marketable securities held in the Trust Account.
The registration statement for the Company’s Initial Public Offering was declared effective on January 13, 2021. On January 19, 2021 the Company consummated the Initial Public Offering of 20,700,000 units (the “Units” and, with respect to the Class A common stock included in the Units sold, the “Public Shares”), which includes the full exercise by the underwriter of its over-allotment option in the amount of 2,700,000 Units, at $10.00 per Unit, generating gross proceeds of $207,000,000 which is described in Note 3.
Simultaneously with the closing of the Initial Public Offering, the Company consummated the sale of 2,000,000 warrants (the “Private Placement Warrants”) at a price of $1.00 per Private Placement Warrant in a private placement to HB Strategies LLC (“HB Strategies”), the anchor investor and an affiliate of Hudson Bay Capital Management LP, generating gross proceeds of $2,000,000, which is described in Note 4.
Transaction costs amounted to $773,917, consisting of $250,000 in cash underwriting fees, inclusive of $150,000 paid for underwriters concession fees (see Note 6), and $523,917 of other offering costs.
Following the closing of the Initial Public Offering on January 19, 2021, an amount of $207,000,000 ($10.00 per Unit) from the net proceeds of the sale of the Units in the Initial Public Offering and the sale of the Private Placement Warrants was placed in a trust account (the “Trust Account”), located in the United States and was invested only in U.S. government securities, within the meaning set forth in Section 2(a)(16) of the Investment Company Act of 1940, as amended (the “Investment Company Act”) with a maturity of 185 days or less or in any open-ended investment company that holds itself out as a money market fund selected by the Company meeting certain conditions of
Rule 2a-7
of the Investment Company Act, as determined by the Company, until the earlier of: (i) the completion of a business combination and (ii) the distribution of the funds held in the Trust Account, as described below.

The Company’s management has broad discretion with respect to the specific application of the net proceeds of the Initial Public Offering and the sale of Private Placement Warrants, although substantially all of the net proceeds have been applied toward consummating a business combination.

Consummation of Business Combination
On February 2, 2022 (the “Closing Date”), the Company, consummated the previously announced business combination with GreenLight Biosciences, Inc., a Delaware corporation (“GreenLight”), pursuant to the terms of the business combination agreement, dated August 9, 2021 (the “Business Combination Agreement”), among the Company, GreenLight and Merger Sub. Pursuant to the terms of the Business Combination Agreement, Merger Sub merged with and into GreenLight, with GreenLight surviving the merger as a wholly owned subsidiary of ENVI (the “Merger” or “Business Combination”). In connection with the consummation of the Merger on the Closing Date, ENVI changed its name to GreenLight Biosciences Holdings, PBC (“New GreenLight”) and became a public benefit corporation.
In accordance with the terms and subject to the conditions of the Business Combination Agreement, at the effective time of the Merger (the “Effective Time”), each outstanding share of capital stock of GreenLight (other than treasury shares and shares with respect to which appraisal rights under the Delaware General Corporation Law (the “DGCL”) are properly exercised and not withdrawn) was exchanged for shares of common stock, par valu
e

$0.0001
per share, of New GreenLight (“New GreenLight Common Stock”), and outstanding GreenLight options and warrants to purchase shares of capital stock of GreenLight (whether vested or unvested) were converted into comparable options (the “Rollover Options”) and warrants (the “Assumed Warrants”) to purchase shares of New GreenLight Common Stock, in each case, based on an implied GreenLight fully diluted equity value of
$1.2
billion. In connection with the consummation of the Business Combination, all of the issued and outstanding shares of ENVI Class A common stock, par value
$0.0001
per share (“ENVI Class A Common Stock”), and all of the issued and outstanding shares of ENVI Class B common stock, par value
 $0.0001
per share (“ENVI Class B Common Stock”), became shares of New GreenLight Common Stock.
Consummation of PIPE Financing
In connection with the Business Combination, New GreenLight completed the sale and issuance of
12,425,000
shares of New GreenLight Common Stock in a private placement at a purchase price of
$10.00
per share pursuant to subscription agreements (the “Subscription Agreements”) that had been entered into between New GreenLight and certain institutional accredited investors (the “PIPE Investors”) either concurrently with the execution of the Business Combination Agreement or subsequently in November 2021 (the “PIPE Financing”).
Proceeds of the Business Combination and PIPE Financing
New GreenLight’s gross proceeds from the Business Combination and the PIPE Financing totaled approximately
$136.4
million, which included approximately
$12.1

million of funds held in New GreenLight’s trust account (after giving effect to redemptions) and approximately
$124.3 million of proceeds from the PIPE Financing (the “Aggregate Closing PIPE Proceeds”), inclusive of $35.25 million previously advanced to GreenLight. The gross proceeds do not reflect estimated aggregate transaction expenses and other costs related to the Business Combination, the PIPE Financing and other transactions of approximately $25.0 million.
Warrant Forfeiture
In connection with ENVI’s initial public offering, approximately
2,000,000 warrants (the “Private Placement Warrants”) were purchased by HB Strategies, LLC (“HB Strategies”) and an aggregate of 750,000 warrants (the “Insider Warrants” and together with the Private Placement Warrants, the “Private Warrants”) were issued to ENVI’s sponsor, CG Investments Inc. VI (the “Sponsor”) and certain of ENVI’s directors (together with
HB Strategies and the Sponsor, the “Initial Stockholders”). Concurrently with the execution of the Business Combination Agreement, the Initial Stockholders and GreenLight entered into an agreement (the “Sponsor Letter Agreement”), pursuant to which HB Strategies and the Sponsor agreed that, if more than
25
%
of
the shares of
ENVI Class A Common Stock were redeemed pursuant to ENVI’s Amended and Restated Certificate of Incorporation in effect prior to the Business Combination (the “Existing Charter”), then they would forfeit
25
% of the warrants issued to the Initial Stockholders. At the closing of the Business Combination (the “Closing”), pursuant to the terms of the Sponsor Letter Agreement, HB Strategies and the Sponsor forfeited an aggregate of
687,500
Private Placement Warrants and Insider Warrants.
Liquidity and Going Concern
As of December 31, 2021, the Company had $67,496 in cash and a working capital deficit of $11,790,608.
The Company’s liquidity needs prior to the consummation of the Initial Public Offering were satisfied through the payment of $25,000 from the Sponsor to purchase the Founder Shares (as defined in Note 6), and loan proceeds from the Sponsor of $300,000 and $500,000 under separate Promissory Notes (as defined in Note 6). The Company repaid the $300,000 Note in full on January 19, 2021. The $500,000 Note was initiated on August 9, 2021 and total borrowings as of December 31, 2021 were $500,000. Subsequent to the consummation of the Initial Public Offering, the Company’s liquidity has been satisfied through the net proceeds from the consummation of the Initial Public Offering and the private placement held outside of the Trust Account.
On February 2, 2022, the Company consummated the Business Combination with GreenLight. The Company believes that the net proceeds from the Business Combination and the PIPE Financing, together with the combined entities’ existing cash and cash equivalents, will not be sufficient to fund its operations for twelve months from the date hereof.
Based on the net proceeds from the Business Combination and the PIPE Financing, together with existing cash and cash equivalents, the Company is evaluating a range of opportunities to extend cash runway, including management of program spending, platform licensing collaborations and potential financing activities.
The combined entity expects to incur significant expenses and operating losses for the foreseeable future as the Company advances product candidates through preclinical and clinical development and field trials, seek regulatory approval and pursue commercialization of any approved product candidates. It is expected that research and development and general and administrative costs will increase in connection with the Company’s planned research and development activities. Because of the numerous risks and uncertainties associated with research, development and commercialization of product candidates, the Company is unable to estimate the exact amount of the Company’s working capital requirements. The Company’s future capital requirements will depend on many factors.
Until the combined Company can generate product revenues to support its cost structure, if any, the Company expects to finance cash needs through a combination of equity offerings, debt financings, collaborations and other similar arrangements. To the extent that additional capital is raised through the sale of equity or convertible securities, the ownership interest of stockholders will be or could be diluted, and the terms of these securities may include liquidation, dividend, redemption and other preferences that adversely affect the rights of the Company’s common stockholders. Debt financing and equity financing, if available, may involve agreements that include covenants limiting or restricting the ability to take specific actions, such as incurring additional debt, making capital expenditures or declaring dividends. If the Company raises funds through collaborations, or other similar arrangements with third parties, the Company may have to relinquish valuable rights to its technologies, future revenue streams, research programs or product candidates or grant licenses on terms that may not be favorable to the Company and/or may reduce the value of common stock. If the Company is unable to raise additional funds through equity or debt financings when needed, the Company may be required to delay, limit, reduce or terminate product development or future commercialization efforts or grant rights to develop and market product candidates even if the Company would otherwise prefer to develop and market such product candidates directly.
As a result of the above, in connection with the Company’s assessment of going concern considerations in accordance with Financial Accounting Standard Board’s Accounting Standards Update (“ASU”)
2014-15,
“Disclosures of Uncertainties about an Entity’s Ability to Continue as a Going Concern,” management of the Company has determined that the liquidity condition raises substantial doubt about the Company’s ability to continue as a going concern through a year after the financial statements are issued. These financial statements do not include any adjustments relating to the recovery of the recorded assets or the classification of the liabilities that might be necessary should the Company be unable to continue as a going concern.
Risks and Uncertainties
Management of the Company continues to evaluate the impact of the
COVID-19
global pandemic and has concluded that while it is reasonably possible that the virus could have a negative effect on the Company’s financial position, its results of operations, the specific impact is not readily determinable as of the date of these financial statements. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.

GREENLIGHT BIOSCIENCES HOLDINGS, PBC [Member]
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
1.	NATURE OF BUSINESS AND BASIS OF PRESENTATION
Organization
GreenLight Biosciences, Inc. (“GreenLight” or the “Company”) was incorporated in Delaware in 2008. GreenLight, together with its wholly owned subsidiaries, GreenLight Pandemic Response, Inc. (“GLPRI”), and GreenLight Security Corporation (“GLSC”), is referred to on a consolidated basis as the “Company”. The Company has developed technology to create high-performing, natural ribonucleic acid (“RNA”) products to address global sustainability challenges and promote healthier plants, foods, and people.
The Company is located and headquartered in Medford, Massachusetts. The Company has additional lab and office space in Research Triangle Park, North Carolina, a manufacturing facility in Burlington, Massachusetts, additional lab and office space in Woburn, Massachusetts, and a manufacturing facility in Rochester, New York. The Company’s revenues and expenses are derived from operations in the United States. Since its inception, the Company has devoted substantially all of its efforts to research and development activities, including the development of the Company’s cell-free RNA production process. The Company does not currently generate revenue from sales of any products.
Basis of Presentation
The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”). Any reference in these notes to applicable guidance is meant to refer to the authoritative United States generally accepted accounting principles as found in the Accounting Standards Codification (“ASC”) and Accounting Standards Updates (“ASU”) of the Financial Accounting Standards Board (“FASB”).
Business Combination Transaction
On August 9, 2021, the Company entered into the business combination agreement (“Business Combination Agreement”) with Environmental Impact Acquisition Corp. (“ENVI”) and Honey Bee Merger Sub, Inc. (“Merger Sub”). Pursuant to the Business Combination Agreement, on February 2, 2022, Merger Sub merged with and into GreenLight (the “Merger”), with GreenLight surviving the Merger as a wholly owned subsidiary of ENVI (the Merger, together with the other transactions contemplated by the Business Combination Agreement, the “Business Combination”).
Immediately before the closing of the Business Combination, ENVI held approximately $207.0 million in a trust account for its public stockholders. In connection with the Business Combination, ENVI’s public stockholders redeemed shares of public common stock for approximately $194.9 million, and the funds remaining after such redemptions, totaling approximately $12.1 million, became available to finance transaction expenses and the future operations of New GreenLight. In connection with the Business Combination, ENVI entered into agreements with new investors and existing GreenLight investors to subscribe for and purchase an aggregate of approximatel
y 12.4
million shares of ENVI Class A Common Stock (the “PIPE Financing”). The PIPE Financing was consummated on February 2, 2022 and resulted in gross
proceeds of approximately
$136.4
million prior to payment of the transaction costs
 (of which
$13.5
million was advanced to GreenLight as of December 31, 2021 and an additional
$21.8
million was advanced to GreenLight in January 2022).
 The direct and incremental transaction costs are approximately $25.0 million, with the net proceeds from the
B
usiness
C
ombination of approximately $111.4 million expected.
The Merger is accounted for as a reverse recapitalization, whereby for accounting and financial reporting purposes, the Company was the acquirer. A reverse recapitalization does not result in a new basis of accounting, and the financial statements of the combined entity will represent the continuation of the consolidated financial statements of the Company in many respects. The shares of ENVI remaining after redemptions of shares of

ENVI public common stock and the unrestricted net cash and cash equivalents on the date the Business Combination was consummated will be accounted for as a capital infusion to GreenLight.
Liquidity and going concern
Since its inception, the Company has devoted substantially all of its resources to building its platform and advancing development of its portfolio of programs, establishing and protecting its intellectual property, conducting research and development activities, organizing and staffing the Company, business planning, raising capital and providing general and administrative support for these operations. The Company is subject to risks and uncertainties common to early-stage companies in the biotechnology industry, including, but not limited to, technical risks associated with the successful research, development and manufacturing of product candidates, development by competitors of new technological innovations, dependence on key personnel, protection of proprietary technology, compliance with government regulations and the ability to secure additional capital to fund operations. Current and future programs will require significant research and development efforts, including extensive field trials, preclinical and clinical trials and regulatory approvals prior to commercialization. These efforts require significant amounts of additional capital, adequate personnel, and infrastructure. Even if the Company’s development efforts are successful, it is uncertain when, if ever, the Company will realize significant revenue from product sales.
As presented in the financial statements, the Company has incurred substantial losses since inception and incurred net losses of approximately $
53.3
 million and $
112.3
 million for the years ended December 31, 2020 and 2021, respectively. As of December 31, 2021, the Company had an accumulated deficit of approximately $
253.6
 million and cash and cash equivalents of approximately $
31.4
 million. Cash used in operating activities totaled approximately $
46.6
 million and
$91.8 million for the years ended December 31, 2020 and 2021, respectively. The Company expects to generate operating losses and negative operating cash flows for the foreseeable future.
As of the issuance date of the annual consolidated financial statements for the years ended December 31, 2021 and 2020, the Company expects that its existing cash and cash equivalents of approximately
$
31.4

million as of December 31, 2021, plus proceeds from the Business Combination and the PIPE Financing, will not be sufficient to fund its operations for twelve months from the date these financial statements are issued. The Company is evaluating a range of opportunities to extend its cash runway, including management of program spending, platform licensing collaborations and/or potential financing activity.
The Company will not generate any revenue from product sales unless and until it successfully completes development and obtains regulatory approval for one or more of its product candidates. If the Company obtains regulatory approval for any of its product candidates, it expects to incur significant expenses related to developing its internal commercialization capability to support product sales, marketing and distribution.
As a result, the Company will need substantial additional funding to support its operating activities as it advances its product candidates through development, seeks regulatory approval and prepares for and, if any of its product candidates are approved, proceeds to commercialization. Until such time as the Company can generate significant revenue from product sales, if ever, the Company expects to finance its operating activities through a combination of equity offerings, debt financings, and license and development agreements in connection with any future collaborations. Adequate funding may not be available to the Company on acceptable terms, or at all.
If the Company is unable to obtain funding, the Company will be forced to delay, reduce or eliminate some or all of its research and development programs, product portfolio expansion or commercialization efforts, which could adversely affect its business prospects, or the Company may be unable to continue operations. Although management continues to pursue these plans, there is no assurance that the Company will be successful in obtaining sufficient funding on terms acceptable to the Company to fund continuing operations, if at all.

Based on its recurring losses from operations incurred since inception, expectation of continuing operating losses for the foreseeable future, and need to raise additional capital to finance its future operations, the Company has concluded that there is substantial doubt about its ability to continue as a going concern within one year after the date that the consolidated financial statements are issued.
The accompanying consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. These financial statements do not include any adjustments that might result from the outcome of this uncertainty.